Significant Agreements (Details) (USD $)			0 Months Ended		9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	0 Months Ended			12 Months Ended			0 Months Ended	59 Months Ended	68 Months Ended	0 Months Ended		0 Months Ended							9 Months Ended	12 Months Ended	17 Months Ended	1 Months Ended
	Dec. 31, 2012 Series C-1 Preferred Stock	Dec. 31, 2011 Series C-1 Preferred Stock	Feb. 20, 2008 Collaboration arrangement Original Sotatercept agreement Discovery stage compounds item	Feb. 20, 2008 Collaboration arrangement Original Sotatercept agreement Commercial milestones Sotarcept Maximum	Sep. 30, 2013 Collaboration arrangement Celgene Sotatercept agreements	Dec. 31, 2012 Collaboration arrangement Celgene Sotatercept agreements	Sep. 30, 2013 Collaboration arrangement Celgene Sotatercept agreements Minimum item	Dec. 31, 2012 Collaboration arrangement Celgene Sotatercept agreements Minimum item	Feb. 20, 2008 Collaboration arrangement Celgene Sotatercept agreements Series C-1 Preferred Stock	Feb. 20, 2008 Collaboration arrangement Celgene Sotatercept agreements Common Stock	Feb. 20, 2008 Collaboration arrangement Celgene Sotatercept agreements Discovery stage compounds item	Dec. 31, 2011 Collaboration arrangement Celgene Sotatercept agreements Clinical milestones	Sep. 30, 2013 Collaboration arrangement Celgene Sotatercept agreements Clinical milestones Sotarcept	Dec. 31, 2012 Collaboration arrangement Celgene Sotatercept agreements Clinical milestones Sotarcept	Feb. 20, 2008 Collaboration arrangement Celgene Sotatercept agreements Nonrefundable, upfront payments	Dec. 31, 2012 Collaboration arrangement Celgene Sotatercept agreements Research and development funding and milestones Sotarcept	Sep. 30, 2013 Collaboration arrangement Celgene Sotatercept agreements Research and development funding and milestones Sotarcept	Feb. 20, 2008 Collaboration arrangement Celgene Original Sotatercept agreement Discovery stage compounds	Feb. 20, 2008 Collaboration arrangement Celgene Original Sotatercept agreement Discovery stage compounds Maximum	Feb. 20, 2008 Collaboration arrangement Celgene Original Sotatercept agreement Sotarcept	Feb. 20, 2008 Collaboration arrangement Celgene Original Sotatercept agreement Clinical milestones Discovery stage compounds Maximum	Feb. 20, 2008 Collaboration arrangement Celgene Original Sotatercept agreement Clinical milestones Sotarcept Maximum	Feb. 20, 2008 Collaboration arrangement Celgene Original Sotatercept agreement Regulatory milestones Discovery stage compounds Maximum	Feb. 20, 2008 Collaboration arrangement Celgene Original Sotatercept agreement Regulatory milestones Sotarcept Maximum	Sep. 30, 2013 Collaboration arrangement Celgene Original Sotatercept agreement Commercial milestones Discovery stage compounds Maximum	Feb. 20, 2008 Collaboration arrangement Celgene Original Sotatercept agreement Commercial milestones Discovery stage compounds Maximum	Sep. 30, 2013 Collaboration arrangement Celgene Modified Sotatercept agreement	Dec. 31, 2012 Collaboration arrangement Celgene Modified Sotatercept agreement	Dec. 31, 2012 Collaboration arrangement Celgene Modified Sotatercept agreement Minimum	Aug. 31, 2011 Collaboration arrangement Celgene Modified Sotatercept agreement Sotatercept and ACE-536	Aug. 31, 2011 Collaboration arrangement Celgene Modified Sotatercept agreement Clinical milestones Discovery stage compounds	Aug. 31, 2011 Collaboration arrangement Celgene Modified Sotatercept agreement Clinical milestones Sotarcept	Aug. 31, 2011 Collaboration arrangement Celgene Modified Sotatercept agreement Regulatory milestones Discovery stage compounds	Aug. 31, 2011 Collaboration arrangement Celgene Modified Sotatercept agreement Regulatory milestones Sotarcept
Significant Agreements
Number of license options granted			3								3
Payments received												$ 7,000,000			$ 45,000,000	$ 34,200,000	$ 34,500,000
Potential milestone payments receivable				150,000,000																	53,300,000	88,000,000	204,000,000	272,000,000	150,000,000	150,000,000					25,500,000	27,000,000	142,500,000	190,000,000
Potential royalty rate (as a percent)																		20.00%		20.00%
Potential option fees																			30,000,000
Shares purchased by collaborators	457,875	457,875							457,875
Aggregate purchase price									5,000,000
Shares purchased by collaborators										666,667
Offer price (in dollars per share)										$ 15.00
Percentage of development costs for which collaborator is responsible																											100.00%	100.00%	50.00%
Optional one-time royalty payment																														25,000,000
Milestone payment receivable on commencement of Phase 2b clinical trial													$ 7,000,000	$ 7,000,000
Number of licenses which may be terminated							1	1
Period of notice for termination of agreement					180 days	180 days
Period of notice for termination of agreement on failure to meet certain criteria of licensed product					45 days	45 days